Segment and Geographic Information (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Total revenue	$ 92,375	$ 73,302	$ 98,939	$ 64,919	$ 43,833
Protomold [Member]
Revenue:
Total revenue	66,697	55,087	74,090	50,690	36,794
First Cut [Member]
Revenue:
Total revenue	$ 25,678	$ 18,215	$ 24,849	$ 14,229	$ 7,039